Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income tax statutory tax rate	25.00%	25.00%	25.00%	25.00%
Principal income tax rate, percentage	25.00%		25.00%
Net operating loss carried-forward	$ 333,308		$ 519,248
Income tax expire date description	Expire on various dates from December 31, 2021 to December 31, 2023		Expire on various dates from December 31, 2021 to December 31, 2023
Hong Kong [Member]
Income tax rate	16.50%		16.50%
PRC [Member]
Income tax statutory tax rate	25.00%	25.00%	25.00%	25.00%